Pension and Other Postretirement Benefits - Asset Allocations (Details) - Pension Benefits	Dec. 31, 2022	Dec. 31, 2021
U.S.
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	100.00%
Actual Plan Asset Allocations	100.00%	100.00%
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	32.00%
Actual Plan Asset Allocations	32.00%	46.00%
U.S. | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	60.00%
Actual Plan Asset Allocations	60.00%	48.00%
U.S. | Other
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	8.00%
Actual Plan Asset Allocations	8.00%	6.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	100.00%
Actual Plan Asset Allocations	100.00%	100.00%
Foreign | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	15.00%
Actual Plan Asset Allocations	8.00%	36.00%
Foreign | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	79.00%
Actual Plan Asset Allocations	79.00%	43.00%
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations	6.00%
Actual Plan Asset Allocations	13.00%	21.00%